7. Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 8 – Property and Equipment

At September 30, 2020 and December 31, 2019, property and equipment consisted of the following:

	June 30, 2020	December 31, 2019
Warehouse	$3,789,773	$3,789,773
Land	731,515	731,515
Building Improvement	238,666	238,666
Furniture and fixture	27,631	27,631
Equipment	48,378	47,064
Software	1,995	1,995
Total cost	4,837,958	4,836,644
Less accumulated depreciation	(304,890)	(183,206)
Property and equipment, net	$4,533,068	$4,653,438

Depreciation expense for the nine months ended September 30, 2020 and 2019 amounted to $121,684 and $112,107, respectively.

The Company purchased a warehouse in Ontario, California in September 2018 and leased an unused portion to a third party. The tenant paid $12,335 as a security deposit, shown as other liability in non-current liability.

Note 7 – Property and Equipment

At December 31, 2019 and 2018, property and equipment consisted of the following:

	December 31, 2019	December 31, 2018
Warehouse	$3,789,773	$3,789,773
Land	731,515	731,515
Building Improvement	238,666	34,000
Construction in progress	–	31,677
Furniture and fixture	27,631	16,677
Equipment	47,064	6,029
Software	1,995	–
Total cost	4,836,644	4,609,671
Less accumulated depreciation	(183,206)	(31,536)
Property and equipment, net	$4,653,438	$4,578,135

Depreciation expense for the years ended December 31, 2019 and 2018 amounted to $151,670 and $27,993, respectively.